RELATED PARTY TRANSACTIONS - Narrative (Details) $ / shares in Units, $ in Millions		3 Months Ended		6 Months Ended
	Mar. 15, 2022 USD ($)	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) segment $ / shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of transactions between related parties [line items]
Expected dividend as percentage, share options granted				6.00%
Number of credit agreements expected to entered into | segment				2
Par value per share (in USD per share) | $ / shares		$ 17.23		$ 17.23
Accounts and other receivable, net		$ 0		$ 0		$ 0
Brookfield Business Corporation
Disclosure of transactions between related parties [line items]
Capital commitments		0		0		0
Brookfield Business Partners L.P.
Disclosure of transactions between related parties [line items]
Capital commitments		1,475		1,475		1,475
Brookfield Business Partners | Top of range
Disclosure of transactions between related parties [line items]
Contractual capital commitments		1,500		$ 1,500
Bilateral Credit Facility
Disclosure of transactions between related parties [line items]
Term of credit facility				10 years
Revolving credit facility, face amount		1,000		$ 1,000
Maximum borrowing capacity		1,000		1,000
Amount outstanding		$ 12		12		25
Bilateral Credit Facility | Brookfield Business Partners
Disclosure of transactions between related parties [line items]
Revolving credit facility, face amount						$ 1,000
Provision of related party guarantee by entity	$ 2,300
Brookfield Business Partners
Disclosure of transactions between related parties [line items]
Base Management Fee, quarterly percentage		0.3125%
Base Management Fee, annual percentage		1.25%
Base Management Fee allocated		$ 5	$ 4	$ 9	$ 5
Capital commitments	$ 2,000
Weighted average remaining contractual life of outstanding share options	5 days
Par value per share (in USD per share) | $ / shares		$ 25.00		$ 25.00
Interest costs incurred		$ 0	$ 0	$ 0	$ 0
Brookfield Business Partners | Minimum
Disclosure of transactions between related parties [line items]
Capital commitments	$ 10